Expense Example - AMERICAN HIGH-INCOME MUNICIPAL BOND FUND	Sep. 30, 2026 USD ($)
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 441
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,178
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	239
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,454
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class R6) | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	$ 418